Accounting Policies - 10-K (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Business and Basis of Financial Statement Presentation

Notes To Consolidated Financial Statements

The PNC Financial Services Group, Inc.

Business

The PNC Financial Services Group, Inc. (PNC) is one of the largest diversified financial services companies in the United States and is headquartered in Pittsburgh, Pennsylvania.

We have businesses engaged in retail banking, including residential mortgage, corporate and institutional banking and asset management, providing many of our products and services nationally. Our primary geographic markets are located in Pennsylvania, Ohio, New Jersey, Michigan, Illinois, Maryland, Indiana, Florida, North Carolina, Kentucky, Washington, D.C., Delaware, Virginia, Georgia, Alabama, Missouri, Wisconsin and South Carolina. We also provide certain products and services internationally.

Note 1 Accounting Policies

Basis of Financial Statement Presentation

Our consolidated financial statements include the accounts of the parent company and its subsidiaries, most of which are wholly-owned, certain partnership interests, and variable interest entities.

We prepared these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). We have eliminated intercompany accounts and transactions. We have also reclassified certain prior year amounts to conform to the 2016 presentation, which did not have a material impact on our consolidated financial condition or results of operations.

We have also considered the impact of subsequent events on these consolidated financial statements.

Use of Estimates

Use of Estimates

We prepared these consolidated financial statements using financial information available at the time of preparation, which requires us to make estimates and assumptions that affect the amounts reported. Our most significant estimates pertain to our fair value measurements and allowances for loan and lease losses and unfunded loan commitments and letters of credit. Actual results may differ from the estimates and the differences may be material to the consolidated financial statements.

Investment in BlackRock, Inc.

Investment in BlackRock, Inc.

We account for our investment in the common stock and Series B Preferred Stock of BlackRock (deemed to be in-substance common stock) under the equity method of accounting. The investment in BlackRock is reflected on our Consolidated Balance Sheet in Equity investments, while our equity in earnings of BlackRock is reported on our Consolidated Income Statement in Asset management revenue.

We also hold shares of Series C Preferred Stock of BlackRock pursuant to our obligation to partially fund a portion of certain BlackRock long-term incentive plan (LTIP) programs. Since these preferred shares are not deemed to be in-substance common stock, we have elected to account for these preferred shares at fair value and the changes in fair value will offset the impact of marking-to-market the obligation to deliver these shares to BlackRock. Our investment in the BlackRock Series C Preferred Stock is included on our Consolidated Balance Sheet in Other assets. Our obligation to transfer these shares to BlackRock is classified as a derivative not designated as a hedging instrument under GAAP as disclosed in Note 13 Financial Derivatives.

Special Purpose Entities

Special Purpose Entities

Special purpose entities (SPEs) are defined as legal entities structured for a particular purpose. We use special purpose entities in various legal forms to conduct normal business activities. We review the structure and activities of special purpose entities for possible consolidation under the applicable GAAP guidance.

A variable interest entity (VIE) is a corporation, partnership, limited liability company, or any other legal structure used to conduct activities or hold assets generally that either:

• Does not have equity investors with voting rights that can directly or indirectly make decisions about the entity’s activities through those voting rights or similar rights, or

• Has equity investors that do not provide sufficient equity for the entity to finance its activities without additional subordinated financial support.

A VIE often holds financial assets, including loans or receivables, real estate or other property.

VIEs are assessed for consolidation under ASC 810 - Consolidation when we hold a variable interest in these entities. We consolidate a VIE if we are its primary beneficiary. The primary beneficiary of a VIE is determined to be the party that meets both of the following criteria: (i) has the power to make decisions that most significantly affect the economic performance of the VIE; and (ii) has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to the VIE. Upon consolidation of a VIE, we recognize all of the VIE’s assets, liabilities and noncontrolling interests on our Consolidated Balance Sheet. On a quarterly basis, we determine whether any changes occurred requiring a reassessment of whether we are the primary beneficiary of an entity.

See Note 2 Loan Sale and Servicing Activities and Variable Interest Entities for information about VIEs that we consolidate as well as those that we do not consolidate but in which we hold a significant variable interest.

Revenue Recognition

Revenue Recognition

We earn interest and noninterest income from various sources, including:

• Lending,

• Securities portfolio,

• Asset management,

• Customer deposits,

• Loan sales and servicing,

• Brokerage services,

• Sale of loans and securities,

• Certain private equity activities, and

• Securities, derivatives and foreign exchange activities.

We earn fees and commissions from:

• Issuing loan commitments, standby letters of credit and financial guarantees,

• Selling various insurance products,

• Providing treasury management services,

• Providing merger and acquisition advisory and related services, and

• Participating in certain capital markets transactions.

Revenue earned on interest-earning assets, including unearned income and the amortization/accretion of premiums or discounts recognized on acquired loans and debt securities, is recognized based on the constant effective yield of the financial instrument or based on other applicable accounting guidance.

Our Asset management noninterest income includes asset management fees, which are generally based on a percentage of the fair value of the assets under management. Additionally, it includes our share of the earnings of BlackRock recognized under the equity method of accounting.

Service charges on deposit accounts are recognized when earned. Brokerage fees and gains and losses on the sale of securities and certain derivatives are recognized on a trade-date basis.

We record private equity income or loss based on changes in the valuation of the underlying investments or when we dispose of our interest.

We recognize gain/(loss) on changes in the fair value of certain financial instruments where we have elected the fair value option. These financial instruments include certain commercial and residential mortgage loans originated for sale, certain residential mortgage portfolio loans, resale agreements and our investment in BlackRock Series C preferred stock. We also recognize gain/(loss) on changes in the fair value of residential and commercial mortgage servicing rights (MSRs).

We recognize revenue from servicing residential mortgages, commercial mortgages and other consumer loans as earned based on the specific contractual terms. These revenues are reported on the Consolidated Income Statement in the line items Residential mortgage, Corporate services and Consumer services. We recognize revenue from securities, derivatives and foreign exchange customer-related trading, as well as securities underwriting activities, as these transactions occur or as services are provided. We generally recognize gains from the sale of loans upon receipt of cash. Mortgage revenue recognized is reported net of mortgage repurchase reserves.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and due from banks are considered “cash and cash equivalents” for financial reporting purposes.
Investments

Investments

We hold interests in various types of investments. The accounting for these investments is dependent on a number of factors including, but not limited to, items such as:

• Ownership interest,

• Our plans for the investment, and

• The nature of the investment.

Debt Securities

Debt securities are recorded on a trade-date basis. We classify debt securities as held to maturity and carry them at amortized cost if we have the positive intent and ability to hold the securities to maturity. Debt securities that we purchase for certain risk management activities or customer-related trading activities are carried at fair value and classified as trading securities and are reported in the Other assets line item on our Consolidated Balance Sheet. Realized and unrealized gains and losses on trading securities are included in Other noninterest income.

Debt securities not classified as held to maturity or trading are designated as securities available for sale and carried at fair value with unrealized gains and losses, net of income taxes, reflected in Accumulated other comprehensive income (loss).

On at least a quarterly basis, we review all debt securities that are in an unrealized loss position for other than temporary impairment (OTTI). An investment security is deemed impaired if the fair value of the investment is less than its amortized cost. Amortized cost includes adjustments (if any) made to the cost basis of an investment for accretion, amortization, previous other-than-temporary impairments and hedging gains and losses. After an investment security is determined to be impaired, we evaluate whether the decline in value is other-than-temporary. Declines in the fair value of available for sale and held to maturity debt securities that are deemed other-than-temporary and are attributable to credit deterioration are recognized in Other noninterest income on our Consolidated Income Statement in the period in which the determination is made. Declines in fair value which are deemed other-than-temporary and attributable to factors other than credit deterioration are recognized in Accumulated other comprehensive income (loss) on our Consolidated Balance Sheet.

We include all interest on debt securities, including amortization of premiums and accretion of discounts on investment securities, in net interest income using the constant effective yield method calculated over the estimated lives of the securities taking into account anticipated prepayments. Effective yields reflect either the effective interest rate implicit in the security at the date of acquisition or the effective interest rate determined based on improved cash flows subsequent to impairment. We compute gains and losses realized on the sale of available for sale debt securities on a specific security basis. These securities gains/(losses) are included in Other noninterest income on the Consolidated Income Statement.

In certain situations, management may elect to transfer certain debt securities from the securities available for sale to the held to maturity classification. In such cases, the securities are reclassified at fair value at the time of transfer. Any unrealized gain or loss included in Accumulated other comprehensive income (loss) at the time of transfer is retained therein and amortized over the remaining life of the security as a yield adjustment, such that only the remaining initial discount/premium from the purchase date is recognized in income.

Equity Securities and Partnership Interests

We account for equity securities and equity investments other than BlackRock and private equity investments under one of the following methods:

• Marketable equity securities are recorded on a trade-date basis and are accounted for based on the securities’ quoted market prices from a national securities exchange. Those purchased with the intention of selling in the near term are classified as trading and included in Other assets on our Consolidated Balance Sheet. Both realized and unrealized gains and losses on trading securities are included in Noninterest income. Marketable equity securities not classified as trading are designated as securities available for sale with unrealized gains and losses, net of income taxes, reflected in Accumulated other comprehensive income (loss). Any unrealized losses that we have determined to be other-than-temporary on securities classified as available for sale are recognized in current period earnings.

• For investments in limited partnerships, limited liability companies and other investments that are not required to be consolidated, we use either the equity method or the cost method of accounting. We use the equity method for general and limited partner ownership interests and limited liability companies in which we are considered to have significant influence over the operations of the investee. Under the equity method, we record our equity ownership share of net income or loss of the investee in Noninterest income and any dividends received on equity method investments are recorded as a reduction to the investment balance. We use the cost method for all other investments. Under the cost method, there is no change to the cost basis unless there is an other-than-temporary decline in value or dividends received are considered a return on investment. If the decline is determined to be other-than-temporary, we write down the cost basis of the investment to a new cost basis that represents realizable value. The amount of the write-down is accounted for as a loss included in Noninterest income. Distributions received from the income of an investee on cost method investments are included in Noninterest income. Investments described above are included in Equity investments on our Consolidated Balance Sheet.

Private Equity Investments

We report private equity investments, which include direct investments in companies, affiliated partnership interests and indirect investments in private equity funds, at estimated fair value. These estimates are based on available information and may not necessarily represent amounts that we will ultimately realize through distribution, sale or liquidation of the investments. Fair values of publicly traded direct investments are determined using quoted market prices and are subject to various discount factors for lack of marketability, when appropriate. The valuation procedures applied to direct investments and indirect investments are detailed in Note 6 Fair Value. We include all private equity investments within Equity investments on our Consolidated Balance Sheet. Changes in fair value of private equity investments are recognized in Noninterest income.

We consolidate affiliated partnerships when we are the general partner and have determined that we have control of the partnership or are the primary beneficiary if the entity is a VIE. The portion we do not own is reflected in Noncontrolling interests on our Consolidated Balance Sheet.

Loans

Loans

Loans are classified as held for investment when management has both the intent and ability to hold the loan for the foreseeable future, or until maturity or payoff. Management’s intent and view of the foreseeable future may change based on changes in business strategies, the economic environment, market conditions and the availability of government programs.

Measurement of delinquency status is based on the contractual terms of each loan. Loans that are 30 days or more past due in terms of payment are considered delinquent.

Except as described below, loans held for investment are stated at the principal amounts outstanding, net of unearned income, unamortized deferred fees and costs on originated loans, and premiums or discounts on purchased loans. Interest on performing loans (excluding interest on purchased impaired loans, which is further discussed below) is accrued based on the principal amount outstanding and recorded in Interest income as earned using the constant effective yield method. Loan origination fees, direct loan origination costs, and loan premiums and discounts are deferred and accreted or amortized into Net interest income using the constant effective yield method, over the contractual life of the loan.

In addition to originating loans, we also acquire loans through portfolio purchases or acquisitions of other financial services companies. For certain acquired loans that have experienced a deterioration of credit quality, we follow the guidance contained in ASC 310-30 - Loans and Debt Securities Acquired with Deteriorated Credit Quality. Under this guidance, acquired purchased impaired loans are to be recorded at fair value without the carryover of any existing valuation allowances. When evidence of credit quality deterioration and evidence that it is probable that we will be unable to collect all contractual amounts due exist, we consider the loans to be purchased credit impaired and we estimate the amount and timing of undiscounted expected cash flows at acquisition for each loan either individually or on a pool basis. The excess of undiscounted cash flows expected to be collected on a purchased impaired loan (or pool of loans) over its carrying value represents the accretable yield which is recognized into interest income over the remaining life of the loan (or pool of loans) using the constant effective yield method. Subsequent decreases in expected cash flows that are attributable, at least in part, to credit quality are recognized as impairments through a charge to the provision for credit losses resulting in an increase in the ALLL. Subsequent increases in expected cash flows are recognized as a provision recapture of previously recorded ALLL or prospectively through an adjustment of the loan’s or pool’s yield over its remaining life.

Loans Held For Sale

Loans Held for Sale

We designate loans as held for sale when we have the intent to sell them. We transfer loans to the Loans held for sale category at the lower of cost or estimated fair value less cost to sell. At the time of transfer, write-downs on the loans are recorded as charge-offs. We establish a new cost basis upon transfer. Any subsequent lower-of-cost-or-market adjustment is determined on an individual loan basis and is recognized as a valuation allowance with any charges included in Other noninterest income.

We have elected to account for certain commercial and residential mortgage loans held for sale at fair value. The changes in the fair value of the commercial mortgage loans are measured and recorded in Other noninterest income while the residential mortgage loans are measured and recorded in Residential mortgage noninterest income each period. See Note 6 Fair Value for additional information.

Interest income with respect to loans held for sale is accrued based on the principal amount outstanding and the loan’s contractual interest rate.

In certain circumstances, loans designated as held for sale may be transferred to held for investment based on a change in strategy. We transfer these loans at the lower of cost or estimated fair value; however, any loans originated or purchased for held for sale and designated at fair value remain at fair value for the life of the loan.

Leases

Leases

We provide financing for various types of equipment, including aircraft, energy and power systems, and vehicles through a variety of lease arrangements. Direct financing leases are carried at the aggregate of lease payments plus estimated residual value of the leased equipment, less unearned income. Leveraged leases, a form of financing lease, are carried net of nonrecourse debt. We recognize income over the term of the lease using the constant effective yield method. Lease residual values are reviewed for impairment at least annually. Gains or losses on the sale of leased assets are included in Other noninterest income while valuation adjustments on lease residuals are included in Other noninterest expense.

Loan Sales, Loan Securitizations And Retained Interests

Loan Sales, Loan Securitizations and Retained Interests

We recognize the sale of loans or other financial assets when the transferred assets are legally isolated from our creditors and the appropriate accounting criteria are met. We have sold mortgage, credit card and other loans through securitization transactions. In a securitization, financial assets are transferred into trusts or to SPEs in transactions to effectively legally isolate the assets from us.

ASC 860 - Transfers and Servicing requires a true sale legal analysis to address several relevant factors, such as the nature and level of recourse to the transferor, and the amount and nature of retained interests in the loans sold to support whether the transferred loans would be legally isolated from the transferor’s assets in the case of bankruptcy. Once the legal isolation test has been met, other factors concerning the nature and extent of the transferor’s control and the rights of the transferee over the transferred assets are taken into account in order to determine whether derecognition of assets is warranted.

In a securitization, the trust or SPE issues beneficial interests in the form of senior and subordinated securities backed or collateralized by the assets sold to the trust. The senior classes of the asset-backed securities typically receive investment grade credit ratings at the time of issuance. These ratings are generally achieved through the creation of lower-rated subordinated classes of asset-backed securities, as well as subordinated or residual interests. In certain cases, we may retain a portion or all of the securities issued, interest-only strips, one or more subordinated tranches, servicing rights and, in some cases, cash reserve accounts. Securitized loans are removed from the balance sheet and a net gain or loss is recognized in Noninterest income at the time of initial sale. Gains or losses recognized on the sale of the loans depend on the fair value of the loans sold and the retained interests at the date of sale. We generally estimate the fair value of the retained interests based on the present value of future expected cash flows using assumptions as to discount rates, interest rates, prepayment speeds, credit losses and servicing costs, if applicable.

With the exception of loan sales to certain U.S. government-chartered entities, our loan sales and securitizations are generally structured without recourse to us except for representations and warranties and with no restrictions on the retained interests. We originate, sell and service commercial mortgage loans under the Federal National Mortgage Association (FNMA) Delegated Underwriting and Servicing (DUS) program. Under the provisions of the DUS program, we participate in a loss-sharing arrangement with FNMA. When we are obligated for loss-sharing or recourse, our policy is to record such liabilities initially at fair value and subsequently reserve for estimated losses in accordance with guidance contained in applicable GAAP.

Nonperforming Assets
Nonperforming Loans and Leases

The matrix below summarizes our policies for classifying certain loans as nonperforming loans and/or discontinuing the accrual of loan interest income.

Commercial loans
Loans Classified as Nonperforming and Accounted for as Nonaccrual	●	Loans accounted for at amortized cost where:
		–	The loan is 90 days or more past due.
		–	The loan is rated substandard or worse due to the determination that full collection of principal and interest is not probable as demonstrated by the following conditions:
○ The collection of principal or interest is 90 days or more past due;
○ Reasonable doubt exists as to the certainty of the borrower's future debt service ability, according to the terms of the credit arrangement, regardless of whether 90 days have passed or not;
○ The borrower has filed or will likely file for bankruptcy;
○ The bank advances additional funds to cover principal or interest;
○ We are in the process of liquidating a commercial borrower; or
○ We are pursuing remedies under a guarantee.
Loans Excluded from Nonperforming Classification but Accounted for as Nonaccrual	●	Loans accounted for under the fair value option and full collection of principal and interest is not probable.
	●	Loans accounted for at the lower of cost or market less costs to sell (held for sale) and full collection of principal and interest is not probable.
Loans Excluded from Nonperforming Classification and Nonaccrual Accounting	●	Purchased impaired loans because interest income is accreted through the accounting model.
	●	Loans that are well secured and in the process of collection.
Consumer loans
Loans Classified as Nonperforming and Accounted for as Nonaccrual	●	Loans accounted for at amortized cost where full collection of contractual principal and interest is not deemed probable as demonstrated in the policies below:
		–	The loan is 90 days past due for home equity and installment loans, and 180 days past due for well secured residential real estate loans;
		–	The loan has been modified and classified as a troubled debt restructuring (TDR);
		–	Notification of bankruptcy has been received within the last 60 days;
		–	The bank holds a subordinate lien position in the loan and the first lien mortgage loan is seriously stressed (i.e., 90 days or more past due);
		–	Other loans within the same borrower relationship have been placed on nonaccrual or charge-offs have been taken on them;
		–	The bank has repossessed non-real estate collateral securing the loan; or
		–	The bank has charged-off the loan to the value of the collateral.
Loans Excluded from Nonperforming Classification but Accounted for as Nonaccrual	●	Loans accounted for under the fair value option and full collection of principal and interest is not probable.
	●	Loans accounted for at the lower of cost or market less costs to sell (held for sale) and full collection of principal and interest is not probable.
Loans Excluded from Nonperforming Classification and Nonaccrual Accounting	●	Purchased impaired loans because interest income is accreted through the accounting model.
	●	Certain government insured loans where substantially all principal and interest is insured.
	●	Residential real estate loans that are well secured and in the process of collection.
	●	Consumer loans and lines of credit, not secured by residential real estate, as permitted by regulatory guidance.

See Note 3 Asset Quality in this Report for additional detail on nonperforming assets and asset quality indicators for commercial and consumer loans.

Commercial Loans

We generally charge off Commercial Lending (Commercial, Commercial Real Estate, and Equipment Lease Financing) nonperforming loans when we determine that a specific loan, or portion thereof, is uncollectible. This determination is based on the specific facts and circumstances of the individual loans. In making this determination, we consider the viability of the business or project as a going concern, the past due status when the asset is not well-secured, the expected cash flows to repay the loan, the value of the collateral, and the ability and willingness of any guarantors to perform.

Additionally, in general, for smaller commercial loans of $1 million or less, a partial or full charge-off occurs at 120 days past due for term loans and 180 days past due for revolvers. Certain small business credit card balances that are placed on nonaccrual status when they become 90 days or more past due are charged-off at 180 days past due.

Consumer Loans

Home equity installment loans, home equity lines of credit, and residential real estate loans that are not well-secured and in the process of collection are charged-off at no later than 180 days past due. At that time, the basis in the loan is reduced to the fair value of the collateral less costs to sell. In addition to this policy, the bank recognizes a charge-off on a secured consumer loan when:

  The bank holds a subordinate lien position in the loan and a foreclosure notice has been received on the first lien loan;
  The bank holds a subordinate lien position in the loan which is 30 days or more past due with a combined loan to value ratio of greater than or equal to 110% and the first lien loan is seriously stressed (i.e., 90 days or more past due);
  The loan is modified or otherwise restructured in a manner that results in the loan becoming collateral dependent;
  Notification of bankruptcy has been received within the last 60 days;
  The borrower has been discharged from personal liability through Chapter 7 bankruptcy and has not formally reaffirmed his or her loan obligation to us; or
  The collateral securing the loan has been repossessed and the value of the collateral is less than the recorded investment of the loan outstanding.

For loans that continue to meet any of the above policies, collateral values are updated annually and subsequent declines in collateral values are charged-off resulting in incremental provision for credit loss.

Most consumer loans and lines of credit, not secured by residential real estate, are charged off after 120-180 days past due.

Accounting for Nonperforming Assets and Leases and Other Nonaccrual Loans

For accrual loans, interest income is accrued on a monthly basis and certain fees and costs are deferred upon origination and recognized in income over the term of the loan utilizing an effective yield method. For nonaccrual loans, interest income accrual and deferred fee/cost recognition is discontinued. Additionally, the current year accrued and uncollected interest is reversed through Net interest income and prior year accrued and uncollected interest is charged-off. Nonaccrual loans may also be charged-off to reduce the basis to the fair value of collateral less costs to sell.

If payment is received on a nonaccrual loan, generally the payment is first applied to the recorded investment; payments are then applied to recover any charged-off amounts related to the loan. Finally, if both recorded investment and any charge-offs have been recovered, then the payment will be recorded as fee and interest income. For certain consumer loans, the receipt of interest payments is recognized as interest income on a cash basis. Cash basis income recognition is applied if a loan’s recorded investment is deemed fully collectible and the loan has performed for at least six months.

For TDRs, payments are applied based upon their contractual terms unless the related loan is deemed non-performing. TDRs are generally included in nonperforming and nonaccrual loans. However, after a reasonable period of time in which the loan performs under restructured terms and meets other performance indicators, it is returned to performing/accruing status. This return to performing/accruing status demonstrates that the bank expects to collect all of the loan’s remaining contractual principal and interest. TDRs resulting from 1) borrowers that have been discharged from personal liability through Chapter 7 bankruptcy and have not formally reaffirmed their loan obligations to us and 2) borrowers that are not currently obligated to make both principal and interest payments under the restructured terms are not returned to accrual status.

Other nonaccrual loans are generally not returned to accrual status until the borrower has performed in accordance with the contractual terms and other performance indicators for at least six months, the period of time which was determined to demonstrate the expected collection of the loan’s remaining contractual principal and interest. When a nonperforming loan is returned to accrual status, it is then considered a performing loan.

See Note 3 Asset Quality and Note 4 Allowances for Loan and Lease Losses in this Report for additional TDR information.

Foreclosed assets consist of any asset seized or property acquired through a foreclosure proceeding or acceptance of a deed-in-lieu of foreclosure. Other real estate owned comprises principally commercial and residential real estate properties obtained in partial or total satisfaction of loan obligations. After obtaining a foreclosure judgment, or in some jurisdictions the initiation of proceedings under a power of sale in the loan instruments, the property will be sold. When we are awarded title or completion of deed-in-lieu of foreclosure, we transfer the loan to foreclosed assets included in Other assets on our Consolidated Balance Sheet. Property obtained in satisfaction of a loan is initially recorded at estimated fair value less cost to sell. Based upon the estimated fair value less cost to sell, the recorded investment of the loan is adjusted and, typically, a charge-off/recovery is recognized to the Allowance for Loan and Lease Losses (ALLL). We estimate fair values primarily based on appraisals, or sales agreements with third parties. Subsequently, foreclosed assets are valued at the lower of the amount recorded at acquisition date or estimated fair value less cost to sell. Valuation adjustments on these assets and gains or losses realized from disposition of such property are reflected in Other noninterest expense.

For certain mortgage loans that have a government guarantee, we establish a separate other receivable upon foreclosure. The receivable is measured based on the loan balance (inclusive of principal and interest) that is expected to be recovered from the guarantor.

Allowance for Loan and Lease Losses

Allowance for Loan and Lease Losses

We maintain the ALLL at a level that we believe to be appropriate to absorb estimated probable credit losses incurred in the loan and lease portfolios as of the balance sheet date. Our determination of the allowance is based on periodic evaluations of these loan and lease portfolios and other relevant factors. This critical estimate includes significant use of our own historical data and complex methods to interpret this data. These evaluations are inherently subjective, as they require material estimates and may be susceptible to significant change, and include, among others:

  Probability of default (PD),
  Loss given default (LGD),
  Outstanding balance of the loan,
  Movement through delinquency stages,
  Amounts and timing of expected future cash flows,
  Value of collateral, which may be obtained from third parties, and
  Qualitative factors, such as changes in current economic conditions, that may not be reflected in modeled results.

For all loans, except purchased impaired loans, the ALLL is the sum of three components: (i) asset specific/individual impaired reserves, (ii) quantitative (formulaic or pooled) reserves and (iii) qualitative (judgmental) reserves.

The reserve calculation and determination process is dependent on the use of key assumptions. Key reserve assumptions and estimation processes react to and are influenced by observed changes in loan portfolio performance experience, the financial strength of the borrower, and economic conditions. Key reserve assumptions are periodically updated.

See Note 4 Allowances for Loan and Lease Losses for additional detail on our ALLL.

Asset Specific/Individual Component

Nonperforming loans that are considered impaired under ASC 310 – Receivables, which include all commercial and consumer TDRs, are evaluated for a specific reserve. Specific reserve allocations are determined as follows:

  For commercial nonperforming loans and commercial TDRs greater than or equal to a defined dollar threshold, specific reserves are based on an analysis of the present value of the loan’s expected future cash flows, the loan’s observable market price or the fair value of the collateral.
  For commercial nonperforming loans and commercial TDRs below the defined dollar threshold, the individual loan’s loss given default (LGD) percentage is multiplied by the loan balance and the results are aggregated for purposes of measuring specific reserve impairment.
  Consumer nonperforming loans are collectively reserved for unless classified as consumer TDRs. For consumer TDRs, specific reserves are determined through an analysis of the present value of the loan’s expected future cash flows, except for those instances where loans have been deemed collateral dependent, including loans where borrowers have been discharged from personal liability through Chapter 7 bankruptcy and have not formally reaffirmed their loan obligations to us. Once that determination has been made, those TDRs are charged down to the fair value of the collateral less costs to sell at each period end.

Commercial Lending Quantitative Component

The estimates of the quantitative component of ALLL for incurred losses within the commercial lending portfolio segment are determined through statistical loss modeling utilizing PD, LGD and outstanding balance of the loan. Based upon loan risk ratings, we assign PDs and LGDs. Each of these statistical parameters is determined based on internal historical data and market data. PD is influenced by such factors as liquidity, industry, obligor financial structure, access to capital and cash flow. LGD is influenced by collateral type, original and/or updated loan-to-value ratio (LTV), facility structure and other factors.

Consumer Lending Quantitative Component

Quantitative estimates within the consumer lending portfolio segment are calculated primarily using a roll-rate model based on statistical relationships, calculated from historical data that estimate the movement of loan outstandings through the various stages of delinquency and ultimately charge-off over our loss emergence period.

Qualitative Component

While our reserve methodologies strive to reflect all relevant risk factors, there continues to be uncertainty associated with, but not limited to, potential imprecision in the estimation process due to the inherent time lag of obtaining information and normal variations between estimates and actual outcomes. We provide additional reserves that are designed to provide coverage for losses attributable to such risks. The ALLL also includes factors that may not be directly measured in the determination of specific or pooled reserves. Such qualitative factors may include:

  Industry concentrations and conditions,
  Recent credit quality trends,
  Recent loss experience in particular portfolios,
  Recent macro-economic factors,
  Model imprecision,
  Changes in lending policies and procedures,
  Timing of available information, including the performance of first lien positions, and
  Limitations of available historical data.

Allowance for Purchased Non-Impaired Loans

ALLL for purchased non-impaired loans is determined based upon a comparison between the methodologies described above and the remaining acquisition date fair value discount that has yet to be accreted into interest income. After making the comparison, an ALLL is recorded for the amount greater than the discount, or no ALLL is recorded if the discount is greater.

Allowance for Purchased Impaired Loans

ALLL for purchased impaired loans is determined in accordance with ASC 310-30 by comparing the net present value of management’s best estimate of cash flows expected to be collected over the life of the loan (or pool of loans) to the recorded investment for a given loan (or pool of loans). In cases where the net present value of expected cash flows is lower than the recorded investment, ALLL is established.

Allowance for Unfunded Loan Commitments and Letters of Credit

Allowance for Unfunded Loan Commitments and Letters of Credit

We maintain the allowance for unfunded loan commitments and letters of credit at a level we believe is appropriate to absorb estimated probable credit losses incurred on these unfunded credit facilities as of the balance sheet date. We determine the allowance based on periodic evaluations of the unfunded credit facilities, including an assessment of the probability of commitment usage, credit risk factors, and, solely for commercial lending, the terms and expiration dates of the unfunded credit facilities. Other than the estimation of the probability of funding, the reserve for unfunded loan commitments is estimated in a manner similar to the methodology used for determining reserves for funded exposures. The allowance for unfunded loan commitments and letters of credit is recorded as a liability on the Consolidated Balance Sheet. Net adjustments to the allowance for unfunded loan commitments and letters of credit are included in the provision for credit losses.

Mortgage and Other Servicing Rights

Mortgage Servicing Rights

We provide servicing under various loan servicing contracts for commercial and residential loans. These contracts are either purchased in the open market or retained as part of a loan securitization or loan sale. All newly acquired or originated servicing rights are initially measured at fair value. Fair value is based on the present value of the expected future net cash flows, including assumptions as to:

• Deposit balances and interest rates for escrow and commercial reserve earnings,

• Discount rates,

• Estimated prepayment speeds, and

• Estimated servicing costs.

We measure commercial and residential MSRs at fair value in order to reduce any potential measurement mismatch between our economic hedges and the MSRs. We manage the risk by hedging the fair value of the MSR with derivatives and securities which are expected to increase in value when the value of the servicing right declines. Changes in the fair value of MSRs are recognized as gains/(losses). The fair value of these servicing rights is estimated by using a cash flow valuation model which calculates the present value of estimated future net servicing cash flows, taking into consideration actual and expected mortgage loan prepayment rates, discount rates, servicing costs, and other economic factors which are determined based on current market conditions.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of financial instruments and the methods and assumptions used in estimating fair value amounts and financial assets and liabilities for which fair value was elected are detailed in Note 6 Fair Value.

Goodwill and Intangible Assets	Goodwill We assess goodwill for impairment at least annually, in the fourth quarter, or when events or changes in circumstances indicate the assets might be impaired.
Depreciation And Amortization

Depreciation and Amortization

For financial reporting purposes, we depreciate premises and equipment, net of salvage value, principally using the straight-line method over their estimated useful lives.

We use estimated useful lives for furniture and equipment ranging from one to 10 years, and depreciate buildings over an estimated useful life of up to 40 years. We amortize leasehold improvements over their estimated useful lives of up to 15 years or the respective lease terms, whichever is shorter.

We purchase, as well as internally develop and customize, certain software to enhance or perform internal business functions. Software development costs incurred in the planning and post-development project stages are charged to Noninterest expense. Costs associated with designing software configuration and interfaces, installation, coding programs and testing systems are capitalized and amortized using the straight-line method over periods ranging from one to 10 years.

Other Comprehensive Income

Other Comprehensive Income

Other comprehensive income, on an after-tax basis, primarily consists of unrealized gains or losses, excluding OTTI attributable to credit deterioration, on investment securities classified as available for sale, unrealized gains or losses on derivatives designated as cash flow hedges, and changes in pension and other postretirement benefit plan liability adjustments. Details of each component are included in Note 16 Other Comprehensive Income.

Treasury Stock

Treasury Stock

We record common stock purchased for treasury at cost. At the date of subsequent reissue, the treasury stock account is reduced by the cost of such stock on the first-in, first-out basis.

Derivatives Instruments and Hedging Activities

Derivative Instruments and Hedging Activities

We use a variety of financial derivatives as part of our overall asset and liability risk management process to help manage exposure to interest rate, market and credit risk inherent in our business activities. Interest rate and total return swaps, swaptions, interest rate caps and floors, options, forwards, and futures contracts are the primary instruments we use for interest rate risk management.

Financial derivatives involve, to varying degrees, interest rate, market and credit risk. We manage these risks as part of our asset and liability management process and through credit policies and procedures.

We recognize all derivative instruments at fair value as either Other assets or Other liabilities on the Consolidated Balance Sheet and the related cash flows in the Operating Activities section of the Consolidated Statement Of Cash Flows. Adjustments for counterparty credit risk are included in the determination of fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a cash flow or net investment hedging relationship. For all other derivatives, changes in fair value are recognized in earnings.

We utilize a net presentation for derivative instruments on the Consolidated Balance Sheet taking into consideration the effects of legally enforceable master netting agreements. Cash collateral exchanged with counterparties is also netted against the applicable derivative exposures by offsetting obligations to return, or general rights to reclaim, cash collateral against the fair values of the net derivatives being collateralized.

For those derivative instruments that are designated and qualify as accounting hedges, we designate the hedging instrument, based on the exposure being hedged, as a fair value hedge, a cash flow hedge or a hedge of the net investment in a foreign operation.

We formally document the relationship between the hedging instruments and hedged items, as well as the risk management objective and strategy, before undertaking an accounting hedge. To qualify for hedge accounting, the derivatives and related hedged items must be designated as a hedge at inception of the hedge relationship. For accounting hedge relationships, we formally assess, both at the inception of the hedge and on an ongoing basis, if the derivatives are highly effective in offsetting designated changes in the fair value or cash flows of the hedged item. If it is determined that the derivative instrument is not highly effective, hedge accounting is discontinued.

For derivatives that are designated as fair value hedges (i.e., hedging the exposure to changes in the fair value of an asset or a liability attributable to a particular risk, such as changes in LIBOR), changes in the fair value of the hedging instrument are recognized in earnings and offset by also recognizing in earnings the changes in the fair value of the hedged item attributable to the hedged risk. To the extent the change in fair value of the derivative does not offset the change in fair value of the hedged item, the difference or ineffectiveness is reflected in the Consolidated Income Statement in the same financial statement category as the hedged item.

For derivatives designated as cash flow hedges (i.e., hedging the exposure to variability in expected future cash flows), the effective portions of the gain or loss on derivatives are reported as a component of Accumulated other comprehensive income (loss) and subsequently reclassified to income in the same period or periods during which the hedged transaction affects earnings. The change in fair value attributable to the ineffective portion of the hedging instrument is recognized immediately in Interest income.

For derivatives designated as a hedge of net investment in a foreign operation, the effective portions of the gain or loss on the derivatives are reported as a component of Accumulated other comprehensive income (loss). The change in fair value attributable to the ineffective portion of the hedging instrument is recognized immediately in Noninterest income.

We discontinue hedge accounting when it is determined that the derivative no longer qualifies as an effective hedge; the derivative expires or is sold, terminated or exercised; or the derivative is de-designated as a fair value or cash flow hedge or, for a cash flow hedge, it is no longer probable that the forecasted transaction will occur by the end of the originally specified time period. If we determine that the derivative no longer qualifies as a fair value or cash flow hedge and hedge accounting is discontinued, the derivative will continue to be recorded on the balance sheet at its fair value with changes in fair value included in current earnings. For a discontinued fair value hedge, the previously hedged item is no longer adjusted for changes in fair value. For a discontinued cash flow hedge the amount reported in Accumulated other comprehensive income (loss) up to the date of sale, termination or de-designation continues to be reported in Accumulated other comprehensive income (loss) until the forecasted transaction affects earnings.

For a cash flow hedge that is discontinued because it is no longer probable that a forecasted transaction will occur, the gains and losses in Accumulated other comprehensive income (loss) will be recognized immediately into earnings. We did not terminate any cash flow hedges in 2016, 2015 or 2014 due to a determination that a forecasted transaction was no longer probable of occurring.

We purchase or originate financial instruments that contain an embedded derivative. At the inception of the transaction, we assess if the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the host contract, whether the hybrid financial instrument is measured at fair value with changes in fair value reported in earnings, and whether a separate instrument with the same terms as the embedded derivative would be a derivative. If the embedded derivative does not meet all of these conditions, the embedded derivative is recorded separately from the host contract with changes in fair value recorded in earnings, unless we elect to account for the hybrid instrument at fair value.

We have elected, on an instrument-by-instrument basis, fair value measurement for certain financial instruments with embedded derivatives.

We enter into commitments to originate residential and commercial mortgage loans for sale. We also enter into commitments to purchase or sell commercial and residential real estate loans. These commitments are accounted for as free-standing derivatives which are recorded at fair value in Other assets or Other liabilities on the Consolidated Balance Sheet. Any gain or loss from the change in fair value after the inception of the commitment is recognized in Noninterest income.

Income Taxes

Income Taxes

We account for income taxes under the asset and liability method. Deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that we expect will apply at the time when we believe the differences will reverse. The recognition of deferred tax assets requires an assessment to determine the realization of such assets. Realization refers to the incremental benefit achieved through the reduction in future taxes payable or refunds receivable from the deferred tax assets, assuming that the underlying deductible differences and carryforwards are the last items to enter into the determination of future taxable income. We establish a valuation allowance for tax assets when it is more likely than not that they will not be realized, based upon all available positive and negative evidence.

We use the deferral method of accounting on investments that generate investment tax credits. Under this method, the investment tax credits are recognized as a reduction to the related asset.

Earnings per Common Share

Earnings Per Common Share

Basic earnings per common share is calculated using the two-class method to determine income attributable to common shareholders. Unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents are considered participating securities under the two-class method. Distributed dividends and dividend equivalents related to participating securities and an allocation of undistributed net income to participating securities reduce the amount of income attributable to common shareholders. Income attributable to common shareholders is then divided by the weighted-average common shares outstanding for the period.

Diluted earnings per common share is calculated under the more dilutive of either the treasury method or the two-class method. For the diluted calculation, we increase the weighted-average number of shares of common stock outstanding by the assumed conversion of outstanding convertible preferred stock from the beginning of the year or date of issuance, if later, and the number of shares of common stock that would be issued assuming the exercise of stock options and warrants and the issuance of incentive shares using the treasury stock method. These adjustments to the weighted-average number of shares of common stock outstanding are made only when such adjustments will dilute earnings per common share. See Note 14 Earnings Per Share for additional information.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

In March 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-09, Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. This ASU simplifies the accounting for several aspects of share-based payment transactions, including income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The changes which impacted us included a requirement that all excess tax benefits and deficiencies that pertain to share-based payment arrangements be recognized within income tax expense line instead of Capital surplus – common stock and other. This change also removes the impact of the excess tax benefits and deficiencies from the calculation of diluted earnings per share. We are required to apply these changes on a prospective basis. Additionally, the ASU no longer requires a presentation of excess tax benefits and deficiencies related to the vesting and exercise of share-based compensation as both an operating outflow and financing inflow on the statement of cash flows. This change was applied on a retrospective basis. We elected to early adopt this standard as of January 1, 2016. Adoption of this ASU did not have a material impact on our results of operations or financial position.

In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis. All legal entities are subject to evaluation under this ASU, including investment companies and certain other entities measured in a manner consistent with ASC 946 Financial Services – Investment Companies which were previously excluded. The ASU changes the analysis that a reporting entity must perform to determine whether it should consolidate certain types of legal entities. Specifically, the ASU modifies the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs) or voting interest entities (VOEs); eliminates the presumption that a general partner should consolidate a limited partnership; potentially changes the consolidation conclusions of reporting entities that are involved with VIEs, in particular those that have fee arrangements and related party arrangements; and provides a scope exception for reporting entities with interests held in certain money market funds. We adopted this standard as of January 1, 2016 under a modified retrospective approach. The impact of adoption resulted in a decrease of $.4 billion in consolidated total assets at January 1, 2016. In addition the adoption impacted the classification of certain limited partnerships and legal entities as either VIEs or VOEs. See Note 2 Loan Sale and Servicing Activities and Variable Interest Entities for further disclosure on adoption of the standard.